Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	HITEK GLOBAL INC.
Entity Central Index Key	0001742341
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	10,987,679
Entity Interactive Data Current	No
Entity Incorporation State Country Code	E9